Finance Receivables - Unused Lines Of Credit Extended To Customers (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused credit lines	$ 397	$ 386
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused credit lines	2	1
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused credit lines	30	31
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused credit lines	$ 365	$ 354